Exhibit 99.1

SLM Student Loan Trust  2012-6

Monthly Servicing Report

Distribution Date 06/25/2025

Collection Period 05/01/2025 - 05/31/2025

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2012-6 Monthly Servicing Report: Collection Period 05/01/2025 - 05/31/2025, Distribution Date 06/25/2025

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	09/20/2012	04/30/2025	05/31/2025
	Principal Balance	$1,181,065,142.80	$200,109,559.69	$199,014,517.48
	Interest to be Capitalized Balance	42,536,761.45	2,324,098.99	2,347,350.63
	Pool Balance	$1,223,601,904.25	$202,433,658.68	$201,361,868.11
	Capitalized Interest Account Balance	$10,000,000.00	-	-
	Specified Reserve Account Balance	3,118,972.00	- N/A -	- N/A -
	Adjusted Pool (1)	$1,236,720,876.25	$202,433,658.68	$201,361,868.11
	Weighted Average Coupon (WAC)	6.70%	7.07%	7.07%
	Number of Loans	245,812	28,229	27,947
	Aggregate Outstanding Principal Balance - Tbill		$959,575.33	$964,029.59
	Aggregate Outstanding Principal Balance - SOFR		$201,474,083.35	$200,397,838.52
	Pool Factor		0.162259918	0.161400829
	Since Issued Constant Prepayment Rate		(74.03)%	(75.14)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/27/2025	06/25/2025
	A3	78447GAC5	$163,009,322.09	$161,948,249.43
	B	78447GAD3	$37,400,000.00	$37,400,000.00

C	Account Balances	05/27/2025	06/25/2025
	Reserve Account Balance	$1,247,589.00	$1,247,589.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$258,516.79	$89,186.34
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	05/27/2025	06/25/2025
	Adjusted Pool Balance + Supplemental Loan Purchase	$202,433,658.68	$201,361,868.11
	Total Notes	$200,409,322.09	$199,348,249.43
	Difference	$2,024,336.59	$2,013,618.68
	Parity Ratio	1.01010	1.01010

Page 2 of 9	Trust 2012-6 Monthly Servicing Report: Collection Period 05/01/2025 - 05/31/2025, Distribution Date 06/25/2025

II.	Trust Activity 05/01/2025 through 05/31/2025

A	Student Loan Principal Receipts
	Borrower Principal	553,818.42
	Guarantor Principal	439,380.83
	Consolidation Activity Principal	931,323.26
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$1,924,522.51
B	Student Loan Interest Receipts
	Borrower Interest	295,079.50
	Guarantor Interest	11,828.32
	Consolidation Activity Interest	17,098.09
	Special Allowance Payments	120,834.65
	Interest Subsidy Payments	94,730.61
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	13,627.50
	Total Interest Receipts	$553,198.67
C	Reserves in Excess of Requirement	-
D	Investment Income	$13,975.69
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$258,516.79
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	$(258,445.21)
	Funds Allocated to the Floor Income Rebate Account	$(89,186.34)
M	AVAILABLE FUNDS	$2,402,582.11
N	Non-Cash Principal Activity During Collection Period	$(829,480.30)
O	Non-Reimbursable Losses During Collection Period	$13,332.19
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2012-6 Monthly Servicing Report: Collection Period 05/01/2025 - 05/31/2025, Distribution Date 06/25/2025

III.	2012-6 Portfolio Characteristics

		05/31/2025				04/30/2025
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.83%	21	$97,503.00	0.049%	6.83%	24	$111,934.00	0.056%
	GRACE	6.80%	7	$31,431.00	0.016%	6.80%	4	$17,000.00	0.008%
	DEFERMENT	6.97%	1,697	$11,175,925.09	5.616%	6.96%	1,837	$11,886,050.54	5.940%

REPAYMENT:	CURRENT	7.10%	18,298	$122,734,802.91	61.671%	7.11%	18,541	$123,993,323.66	61.963%
	31-60 DAYS DELINQUENT	7.08%	1,204	$10,186,036.97	5.118%	6.92%	927	$6,953,957.19	3.475%
	61-90 DAYS DELINQUENT	6.94%	620	$4,744,825.40	2.384%	7.03%	878	$7,027,714.77	3.512%
	91-120 DAYS DELINQUENT	6.97%	627	$4,921,244.28	2.473%	7.01%	624	$5,520,013.05	2.758%
	> 120 DAYS DELINQUENT	6.98%	1,710	$13,899,389.45	6.984%	6.96%	1,691	$13,086,305.63	6.540%

	FORBEARANCE	7.08%	3,513	$29,233,887.85	14.689%	7.09%	3,503	$29,941,921.76	14.963%
	CLAIMS IN PROCESS	7.02%	250	$1,989,471.53	1.000%	7.04%	200	$1,571,339.09	0.785%

TOTAL			27,947	$199,014,517.48	100.00%		28,229	$200,109,559.69	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2012-6 Monthly Servicing Report: Collection Period 05/01/2025 - 05/31/2025, Distribution Date 06/25/2025

IV.	2012-6 Portfolio Characteristics (cont’d)

	05/31/2025	04/30/2025
Pool Balance	$201,361,868.11	$202,433,658.68
Outstanding Borrower Accrued Interest	$9,907,688.44	$9,921,171.06
Borrower Accrued Interest to be Capitalized	$2,347,350.63	$2,324,098.99
Borrower Accrued Interest >30 Days Delinquent	$1,259,992.07	$1,186,554.89
Total # Loans	27,947	28,229
Total # Borrowers	12,646	12,778
Weighted Average Coupon	7.07%	7.07%
Weighted Average Remaining Term	192.63	191.47
Non-Reimbursable Losses	$13,332.19	$28,851.97
Cumulative Non-Reimbursable Losses	$6,467,593.66	$6,454,261.47
Since Issued Constant Prepayment Rate (CPR)	-75.14%	-74.03%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$606,646.74	$606,646.74
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$843,053.76	$786,960.15
Borrower Interest Accrued	$1,151,949.90	$1,120,761.94
Interest Subsidy Payments Accrued	$31,979.34	$31,614.55
Special Allowance Payments Accrued	$39,313.58	$39,620.26

Page 5 of 9	Trust 2012-6 Monthly Servicing Report: Collection Period 05/01/2025 - 05/31/2025, Distribution Date 06/25/2025

V.	2012-6 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	6.73%	14,174	65,220,692.01	32.772%
	- GSL - Unsubsidized	6.87%	12,555	103,973,395.36	52.244%
	- PLUS (2) Loans	8.50%	1,184	29,442,574.90	14.794%
	- SLS (3) Loans	8.23%	34	377,855.21	0.190%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	7.07%	27,947	$199,014,517.48	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	7.11%	22,668	171,912,601.01	86.382%
	- Two Year	6.83%	4,438	22,810,744.69	11.462%
	- Technical	6.90%	830	4,241,656.78	2.131%
	- Other	7.15%	11	49,515.00	0.025%
	Total	7.07%	27,947	$199,014,517.48	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2012-6 Monthly Servicing Report: Collection Period 05/01/2025 - 05/31/2025, Distribution Date 06/25/2025

VI.	2012-6 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$2,402,582.11
A	Trustee Fees	-	$2,402,582.11
B	Primary Servicing Fee	$64,492.46	$2,338,089.65
C	Administration Fee	$6,667.00	$2,331,422.65
D	Class A Noteholders’ Interest Distribution Amount	$681,048.65	$1,650,374.00
E	Class B Noteholders’ Interest Distribution Amount	$163,788.16	$1,486,585.84
F	Reserve Account Reinstatement	-	$1,486,585.84
G	Class A Noteholders’ Principal Distribution Amount	$1,061,072.66	$425,513.18
H	Class B Noteholders’ Principal Distribution Amount	-	$425,513.18
I	Unpaid Expenses of The Trustees	-	$425,513.18
J	Carryover Servicing Fee	-	$425,513.18
K	Remaining Amounts to the Noteholders after the first auction date	-	$425,513.18
L	Excess Distribution Certificateholder	$425,513.18	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$199,014,517.48
B	Interest to be Capitalized	$2,347,350.63
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,247,589.00
E	Less: Specified Reserve Account Balance	$(1,247,589.00)
F	Total	$201,361,868.11
G	Class A Notes Outstanding (after application of available funds)	$161,948,249.43
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2012-6 Monthly Servicing Report: Collection Period 05/01/2025 - 05/31/2025, Distribution Date 06/25/2025

VII.	2012-6 Distributions

Distribution Amounts

	A3	B

Cusip/Isin	78447GAC5	78447GAD3
Beginning Balance	$163,009,322.09	$37,400,000.00
Index	SOFR	SOFR
Spread/Fixed Rate	0.75%	1.00%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/27/2025	5/27/2025
Accrual Period End	6/25/2025	6/25/2025
Daycount Fraction	0.08055556	0.08055556
Interest Rate*	5.18645%	5.43645%
Accrued Interest Factor	0.004177974	0.004379363
Current Interest Due	$681,048.65	$163,788.16
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$681,048.65	$163,788.16
Interest Paid	$681,048.65	$163,788.16
Interest Shortfall	-	-
Principal Paid	$1,061,072.66	-
Ending Principal Balance	$161,948,249.43	$37,400,000.00
Paydown Factor	0.001845344	0.000000000
Ending Balance Factor	0.281649129	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2012-6 Monthly Servicing Report: Collection Period 05/01/2025 - 05/31/2025, Distribution Date 06/25/2025

VIII.	2012-6 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$200,409,322.09
	Adjusted Pool Balance	$201,361,868.11
	Overcollateralization Amount	$2,013,618.68
	Principal Distribution Amount	$1,061,072.66
	Principal Distribution Amount Paid	$1,061,072.66

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,247,589.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,247,589.00
	Required Reserve Acct Balance	$1,247,589.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,247,589.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$258,516.79
	Deposits for the Period	$89,186.34
	Release to Collection Account	$(258,516.79)
	Ending Balance	$89,186.34

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2012-6 Monthly Servicing Report: Collection Period 05/01/2025 - 05/31/2025, Distribution Date 06/25/2025